Trade and Other Receivables	12 Months Ended
Jun. 30, 2025
Trade and Other Receivables [Abstract]
Trade and Other Receivables
6.	Trade and other receivables

	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	USD
Trade receivables - third parties	7,119,565	6,274,545	1,490,957
Less: Allowance for expected credit losses of trade receivables – third parties	(243,021)	(141,849)	(33,706)
	6,876,544	6,132,696	1,457,251

Deposits	188,181	194,501	46,217
Prepayments	8,395	4,594,892	1,091,838
Advance to suppliers	295,827	295,672	70,258
Deferred IPO expenses	8,054,139	-	-
Sundry receivables	1,642	1,970	468
	15,424,728	11,219,731	2,666,032

Trade receivables are unsecured, non-interest bearing and are generally on 30 to 120 days’ (2024: 30 to 120 days’) credit terms.

Prepayments mainly comprise professional fees paid in advance for business development and marketing activities. These costs will be amortised over the expected benefit periods, ranging from one to two years, in line with the Company’s policy to match expenses with the period in which the related economic benefits are expected to be realised.

The movement in allowance for expected credit losses of trade receivables – third parties computed based on lifetime ECL was as follows:

	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	USD
At beginning of financial year	243,021	243,021	57,747
Reversal of expected credit loss on trade receivable	-	(101,172)	(24,041)
At end of financial year	243,021	141,849	33,706

In prior year, included within trade and other receivables are deferred IPO expenses amounting to RM 8,054,139. These costs include professional fees that are directly attributable to the preparation of the Company’s proposed listing on Nasdaq Capital Market.

The currency profiles of the Company’s trade and other receivables as at the end of each reporting period are as follows:

	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	USD
Malaysian Ringgit	819,873	1,070,055	254,266
United States Dollar	12,931,625	8,797,060	2,090,357
Euro	1,645,651	1,289,412	306,390
Others	27,579	63,204	15,019
	15,424,728	11,219,731	2,666,032